united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Value
	COMMON STOCK - 0.7%
	BANKS - 0.0%
26,000	National Bank of Greece SA *	$ 5,785

	ELECTRONICS - 0.4%
21,750	Corning, Inc.	483,285

	MACHINERY-DIVERSIFIED - 0.3%
2,550	FANUC Corp.	431,644

	TOTAL COMMON STOCK (Cost $1,121,061)	920,714

	SHORT-TERM INVESTMENTS -68.1%
	MONEY MARKET FUNDS - 68.1%
3,818,855	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25% ^ + #	3,818,855
9,851,634	Fidelity Institutional Money Market Funds - Money Market Portfolito, 0.49% ^ + #	9,851,634
10,047,706	Fidelity Institutional Money Market Funds - Tax Exempt Portfolio, 0.31% ^ + #	10,047,706
11,220,010	First American Government Obligations Fund, 0.23% ^ + #	11,220,010
12,065,677	First American Prime Obligations Fund, 0.21% ^ + #	12,065,677
7,689,244	First American Treasury Obligations Fund, 0.22% ^ + #	7,689,244
10,133,995	Invesco STIT - Liquid Assets Portfolio, 0.40% ^ + #	10,133,995
10,234,724	Invesco STIT - STIC Prime Portfolio, 0.32% ^ + #	10,234,724
9,760,344	Invesco STIT - Treasury Portfolio, 0.23% ^ + #	9,760,344
	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,822,189)	84,822,189

	TOTAL INVESTMENTS - 68.8% (Cost - $85,943,250) (a)	$ 85,742,903
	SECURITIES SOLD SHORT - (0.1) % (Proceeds - $79,989)	(89,242)
	OTHER ASSETS LESS LIABILITIES - 31.3%	38,964,682
	NET ASSETS - 100.0%	$ 124,618,343

	SECURITIES SOLD SHORT - 0.1%
2,560	Intel Corp.	89,242
	SECURITIES SOLD SHORT (Proceeds - $79,989)

*	Non-income producing security.
^	Money market fund; interest rate reflects effective yield on July 31, 2016.
+	All or a portion of the security is held as collateral for securities sold short and futures contracts.
#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,075,732 including securities sold short, excluding futures and forward currency contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(422,071)
	Net unrealized depreciation	$ (422,071)

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - 0.1%
11	10 YR AUD Government Bond Sep 2016 #	$ 410,388	$ 7,180
328	90Day Euro$ Future Dec 2017 #	81,216,900	(23,150)
328	90Day Euro$ Future Mar 2018 #	81,196,400	(26,013)
17	LME Nickel Oct 2016 #	108,426,000	75,174
15	Nasdaq 100 E-Mini Sep 2016 #	1,418,025	21,661
14	S&P E-Mini Future Sep 2016 #	75,888,750	32,425
110	VSTOXX Mini Aug 2016 #	275,671	(11,831)
	TOTAL LONG FUTURES CONTRACTS	$ 348,832,134	$ 75,446

	SHORT FUTURES CONTRACTS - (0.4) %
50	90Day Euro$ Future Sep 2016 #	12,401,250	(3,125)
28	90Day Euro$ Future Dec 2016 #	6,941,550	(2,800)
34	90Day Euro$ Future Mar 2017 #	8,426,900	(4,675)
31	90Day Euro$ Future Jun 2017 #	7,681,025	(4,650)
31	90Day Euro$ Future Sep 2017 #	7,679,088	(5,038)
4	90Day Euro$ Future Jun 2018 #	989,900	(650)
358	90Day Euro$ Future Dec 2018 #	88,533,400	58,075
358	90Day Euro$ Future Mar 2019 #	88,506,550	(4,737)
29	Brent Crude Future Oct 2016 #	1,262,370	77,796
57	Crude Oil Future Sep 2016 #	2,371,200	211,751
29	NY Harbor ULSD Futures Sep 2016 #	1,592,535	142,446
	TOTAL SHORT FUTURES CONTRACTS	$ 226,385,768	$ 464,393

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Canadian Dollar	8/2/2016	Jefferies	4,800,000	$ 3,688,460	$ 47,960
China Yuan Renminbi	8/2/2016	Jefferies	13,227,000	1,992,940	(32,635)
China Yuan Renminbi	8/16/2016	Jefferies	10,074,000	1,516,325	(24,748)
China Yuan Renminbi	8/16/2016	Jefferies	23,930,000	3,604,041	3,813
China Yuan Renminbi	11/23/2016	Jefferies	11,698,000	1,753,438	(13,765)
China Yuan Renminbi	11/28/2016	Jefferies	11,700,000	1,753,257	(13,715)
China Yuan Renminbi	12/20/2016	Jefferies	37,306,000	5,583,593	(17,908)
China Yuan Renminbi	12/23/2016	Jefferies	23,393,000	3,500,656	21,718
Saudi Ryal	8/25/2016	Jefferies	9,238,000	2,461,314	144
Thai Baht	2/1/2017	Jefferies	446,771,000	12,802,140	354,629
				$ 38,656,164	$ 325,493
To Sell:
Canadian Dollar	8/2/2016	Jefferies	4,800,000	$ 3,688,460	$ (37,993)
China Yuan Renminbi	8/2/2016	Jefferies	13,227,000	1,992,940	(37,873)
China Yuan Renminbi	8/16/2016	Jefferies	10,074,000	1,516,325	(8,242)
China Yuan Renminbi	8/16/2016	Jefferies	23,930,000	3,604,041	(10,948)
China Yuan Renminbi	11/23/2016	Jefferies	11,698,000	1,753,438	8,469
China Yuan Renminbi	11/28/2016	Jefferies	11,700,000	1,753,257	8,792
China Yuan Renminbi	12/20/2016	Jefferies	37,306,000	5,583,593	34,780
China Yuan Renminbi	12/23/2016	Jefferies	23,393,000	3,500,656	22,386
China Yuan Renminbi	1/23/2017	Jefferies	23,557,000	3,519,194	(39,578)
Saudi Ryal	8/25/2016	Jefferies	30,630,000	8,160,862	(119,125)
Thai Baht	2/1/2017	Jefferies	446,771,000	12,802,140	(555,128)
				$ 47,874,906	$ (734,460)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Value
	COMMON STOCK - 9.9%
	BANKS - 0.1%
4,109	Nordax Group AB ^ +	$ 19,879

	BUILDING MATERIALS - 0.0%
884	Bauer AG	12,214

	COMMERCIAL SERVICES - 0.3%
1,368	Elis SA	24,718
3,327	Space2 SpA *	36,478
		61,196
	COMPUTERS - 2.3%
167,407	Sophos Group PLC +	553,902

	ENERGY-ALTERNATIVE SOURCES - 0.0%
17,173	Mytrah Energy Ltd. *	11,182

	ENGINEERING & CONSTRUCTION - 0.1%
408	Implenia AG ^	27,908

	ENTERTAINMENT - 0.7%
115,720	DJI Holdings PLC *	153,769
22,019	Sportech PLC *	19,457
		173,226
	ENVIRONMENTAL CONTROL - 0.0%
29,089	Ironveld PLC *	2,126

	FOOD - 0.0%
8,630	Crawshaw Group PLC	9,183

	FOREST PRODUCTS & PAPER - 0.1%
7,247	Ence Energia y Celulosa SA ^	18,324

	HAND/MACHINE TOOLS - 3.2%
185,958	Meyer Burger Technology AG *	780,526

	HEALTHCARE-PRODUCTS - 0.2%
4,003	MagForce AG *	20,422
1,726	RaySearch Laboratories AB	26,840
		47,262
	INSURANCE - 0.1%
238	Euler Hermes Group	19,702

	LODGING - 0.1%
4,097	Dalata Hotel Group PLC * ^	17,739

	MACHINERY-DIVERSIFIED - 0.1%
1,813	SAES Getters SpA	25,700

	MEDIA - 0.1%
1,943	Atresmedia Corp. de Medios de Comunicacion SA ^	20,369

	MINING - 2.0%
169,139	Kenmare Resources PLC *	473,082

	OIL & GAS - 0.0%
27,272	Savannah Petroleum PLC *	10,328

	PRIVATE EQUITY - 0.1%
1,281	Mutares AG	19,334

	REAL ESTATE - 0.2%
504	Nexity SA ^	26,812
20,761	Real Estate Investors PLC	14,456
		41,268
	SEMICONDUCTORS - 0.1%
16,215	Nanoco Group PLC *	15,567

	TELECOMMUNICATIONS - 0.1%
2,345	ADVA Optical Networking SE *	21,015

	TOTAL COMMON STOCK (Cost - $2,499,145)	2,381,032

	WARRANTS - 0.0%
10,960	African Petroleum Corp. Ltd., Expiration March 18, 2017, Exercise Price $7.50 NOK *	-
831	Space2 SpA, Expiration June 22, 2020, Exercise Price $9.50 EUR *	651
	TOTAL WARRANTS (Cost - $813)	651

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	SHORT-TERM INVESTMENT - 52.6%
	MONEY MARKET FUND - 52.6%
12,616,614	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25% **	$ 12,616,614
	TOTAL SHORT-TERM INVESTMENT (Cost - $12,616,614)

	TOTAL INVESTMENTS - 62.5% (Cost - $15,116,572) (a)	$ 14,998,297
	SECURITIES SOLD SHORT - (0.5) % (Proceeds - $102,787)	(110,773)
	OTHER ASSETS LESS LIABILITIES - 38.0%	9,095,892
	NET ASSETS - 100.0%	$ 23,983,416

	SECURITIES SOLD SHORT - (0.5)%
	AUTO PARTS & EQUIPMENT - (0.1)%
407	Brembo SpA	23,792

	HOME FURNISHINGS - (0.0)%
1,154	Bang & Olufsen A/S	12,671

	MISCELLANEOUS MANUFACTURING - (0.1)%
434	Wartsila OYJ Abp	18,849

	SEMICONDUCTORS - (0.2)%
357	Melexis NV	23,458
2,600	Nordic Semiconductor ASA	11,743
		35,201
	TRANSPORTATION - (0.1)%
149	Panalpina Welttransport Holding AG	20,260

	TOTAL SECURITIES SOLD SHORT (Proceeds - $102,787)	110,773

EUR - Euro
NOK - Norwegian Krone
PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
+ 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of July 31, 2016, these securities amounted to $573,781 or 2.4% of net assets.
** Money market fund; interest rate reflects effective yield on July 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,013,787 including securities sold short and excluding swaps and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 107,342
	Unrealized depreciation	(233,605)
	Net unrealized depreciation	$ (126,263)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - (0.9) %
Goldman Sachs International	Adva AG NPV	EUR	55,570	462,787	0.229%	1/9/2026	(19,771)
Goldman Sachs International	Allgemeine Baugesllschaft	EUR	17,357	454,753	0.229%	6/4/2026	(13,593)
Goldman Sachs International	Bauer Aktiengesellschaft	EUR	21,770	271,798	0.229%	1/9/2026	(3,288)
Goldman Sachs International	Construcciones Y Auxiliar Ferrocarriles	EUR	1,594	502,190	0.229%	1/22/2026	19,439
Goldman Sachs International	Conviviality Retail PLC	GBP	83,672	183,242	1.030%	7/22/2026	(2,224)
Goldman Sachs International	Carpetright PLC	GBP	69,239	155,788	1.030%	4/22/2017	13,571
Goldman Sachs International	Crawshaw Group PLC	GBP	215,317	173,330	1.030%	1/9/2026	(1,202)
Goldman Sachs International	Credito Emiliano SPA	EUR	80,236	461,357	0.229%	4/15/2026	(7,181)
Goldman Sachs International	D’Amico International Shipping	EUR	1,216,500	440,738	0.229%	1/9/2026	(37,156)
Goldman Sachs International	Dairy Crest Group PLC	GBP	68,875	416,349	1.030%	6/4/2026	(1,373)
Goldman Sachs International	Dignity PLC	GBP	14,129	378,940	1.030%	7/1/2026	3,192
Goldman Sachs International	Elis SA	EUR	33,479	550,730	0.229%	5/6/2026	(11,237)
Goldman Sachs International	Ence Energia Y Celulosa SA	EUR	226,708	503,292	0.229%	1/12/2026	10,146
Goldman Sachs International	Fila SPA	EUR	51,074	652,726	2.129%	1/9/2026	(5,143)
Goldman Sachs International	Ip Group PLC	GBP	187,905	298,769	1.030%	2/16/2026	(3,496)
Goldman Sachs International	Ironveld PLC	GBP	1,133,795	65,193	1.030%	4/9/2026	(3,766)
Goldman Sachs International	Inter Parfums	EUR	23,566	553,801	0.229%	1/14/2026	(264)
Goldman Sachs International	Lekoil Ltd.	GBP	1,484,793	244,991	1.030%	1/9/2026	4,932
Goldman Sachs International	Magforce AG	EUR	131,418	618,847	0.229%	1/14/2026	(21,908)
Goldman Sachs International	Manz AG	EUR	10,015	312,768	0.229%	2/16/2026	(1,569)
Goldman Sachs International	Mutares AG	EUR	30,833	416,091	2.129%	1/21/2026	(172)
Goldman Sachs International	Mytrah Energy Ltd.	GBP	300,000	154,890	1.030%	1/20/2026	(10,484)
Goldman Sachs International	Nanoco Group PLC	GBP	536,762	379,759	1.030%	1/9/2026	10,699
Goldman Sachs International	Nexity	EUR	14,316	684,877	0.229%	1/9/2026	(4,645)
Goldman Sachs International	NH Hoteles SA	EUR	104,455	403,719	0.229%	1/22/2026	23,957
Goldman Sachs International	Nordax Group	SEK	124,801	5,154,281	(0.081)%	1/9/2026	-
Goldman Sachs International	Plus500 Ltd.	GBP	63,081	469,638	1.030%	2/22/2026	(3,772)
Goldman Sachs International	Raysearch Laboratories	SEK	44,305	5,947,946	(0.081)%	1/9/2026	(7,785)
Goldman Sachs International	Real Estate Investors PLC	GBP	498,939	266,932	1.030%	1/14/2026	(7,293)
Goldman Sachs International	Rosenbauer International AG	EUR	7,516	377,153	0.229%	1/13/2026	6,895
Goldman Sachs International	Rothschild & Co. SCA	EUR	7,369	164,329	0.229%	4/26/2017	-
Goldman Sachs International	Rovi Laboratorios Farmaceuticos	EUR	24,096	318,067	0.229%	1/9/2026	(7,818)
Goldman Sachs International	Saes Getters SPA	EUR	49,755	623,927	0.229%	1/21/2026	7,237
Goldman Sachs International	Savannah Petroleum PLC	GBP	505,000	159,681	1.030%	1/9/2026	(20,936)
Goldman Sachs International	SGL Carbon SE NPV	EUR	39,041	424,766	0.229%	6/4/2026	655
Goldman Sachs International	Shanks Group PLC	GBP	273,433	290,286	1.030%	7/10/2026	(2,411)
Goldman Sachs International	Sogefi SPA	EUR	50,288	76,696	0.229%	7/29/2026	(289)
Goldman Sachs International	Space2 S.P.A.	EUR	55,000	539,000	0.229%	1/14/2026	-
Goldman Sachs International	Spectrum ASA	NOK	173,967	4,697,109	1.440%	3/9/2026	-
Goldman Sachs International	Sportech PLC	GBP	488,100	324,587	1.030%	1/9/2026	-
Goldman Sachs International	Suess Microtec	EUR	98,269	682,675	0.229%	1/22/2026	(96,420)
Goldman Sachs International	Tele Columbus AG	EUR	50,793	416,503	0.229%	4/8/2026	8,638
Goldman Sachs International	TKH Group	EUR	13,003	431,570	0.229%	1/9/2026	(7,928)
Goldman Sachs International	Vallourec SA	EUR	182,317	612,403	0.229%	5/19/2026	(20,805)
				$ 31,719,274			$ (214,568)

	SHORT TOTAL RETURN SWAP CONTRACTS - 0.2%
Goldman Sachs International	Ashmore Group PLC	GBP	82,413	276,825	(1.547)%	7/14/2026	3,176
Goldman Sachs International	Bang & Olufsen Holding	DKK	41,638	3,081,212	(9.968)%	1/14/2026	6,263
Goldman Sachs International	Brembo ITL	EUR	6,801	348,211	(0.821)%	1/14/2026	(7,989)
Goldman Sachs International	Bucher Holding AG	CHF	1,450	352,640	(1.004)%	7/15/2026	3,757
Goldman Sachs International	Davide Compari-Milano SPA	EUR	36,223	332,981	(0.821)%	7/14/2026	(1,721)
Goldman Sachs International	Debenhams PLC	GBP	468,937	275,969	(0.953)%	6/30/2026	17,447
Goldman Sachs International	Fidessa Group PLC	GBP	951	23,109	(0.047)%	1/12/2026	(126)
Goldman Sachs International	Fuchs Petrolub AG	EUR	7,543	284,975	(0.821)%	3/21/2026	548
Goldman Sachs International	Intertek Group PLC	GBP	7,387	269,921	(0.047)%	7/29/2026	2,847
Goldman Sachs International	Kontron AG	EUR	34,747	88,868	(1.071)%	3/21/2026	(4,743)
Goldman Sachs International	Melexis NPV	EUR	6,145	380,806	(0.821)%	1/14/2026	22,275
Goldman Sachs International	Panalpina Welttransport HGS AG	CHF	3,069	404,187	(1.004)%	2/19/2026	1,590
Goldman Sachs International	R. Stahl Aktiengesellschaft	EUR	3,092	96,625	(18.571)%	3/22/2026	(882)
Goldman Sachs International	Stobart Group Ltd.	GBP	143,355	236,536	(1.297)%	2/19/2026	(11,429)
Goldman Sachs International	Telit Communications PLC	GBP	102,683	264,922	(4.297)%	3/25/2026	(10,916)
Goldman Sachs International	Viscofan Envoltura Celulosacas	EUR	6,669	343,053	(0.821)%	5/19/2026	26,152
Goldman Sachs International	Wartsila	EUR	8,558	333,848	(0.821)%	2/20/2026	1,819
				$ 7,394,688			$ 48,068
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Coupon Rate (%)**	Maturity	Value
	BANK DEBT - 0.0%
11,854	Toys R Us * +	4.246	5/25/2018	$ 11,261
	TOTAL BANK DEBT (Cost - $9,404)

	COMMON STOCK - 54.2%
	AEROSPACE/DEFENSE - 0.0%
20,586	Point Blank Solutions, Inc. * #			2,470

	BEVERAGES - 5.4%
21,665	Diageo PLC			622,118
7,264	PepsiCo, Inc. +			791,195
				1,413,313
	CHEMICALS - 7.6%
22,927	Clariant AG			400,848
8,133	Dow Chemical Co. +			436,498
7,488	Koninklijke DSM			479,700
2,979	Monsanto Co.			318,068
825	Syngenta AG			325,845
				1,960,959
	COMMERCIAL SERVICES - 5.6%
3,425	Herc Holdings, Inc. * +			121,083
8,026	Hertz Global Holdings, Inc. *			390,706
25,299	PayPal Holdings, Inc. * +			942,135
				1,453,924
	COMPUTERS - 1.9%
11,238	EMC Corp.			317,811
4,765	Fortinet, Inc. *			165,298
				483,109
	ENTERTAINMENT - 0.4%
1,280	MGM Holdings, Inc. * +			104,320

	FOOD - 4.2%
5,466	General Mills, Inc.			392,951
23,991	SunOpta, Inc. *			135,549
25,000	SUPERVALU, Inc. *			122,000
11,883	Tootsie Roll Industries, Inc. +			441,216
				1,091,716
	HEALTHCARE-PRODUCTS - 1.3%
7,780	Abbott Laboratories			348,155

	INSURANCE - 1.6%
15,131	Assured Guaranty Ltd. +			405,359

	INTERNET - 8.2%
36,299	FireEye, Inc. * +			632,329
10,480	Shutterfly, Inc. * +			557,431
24,212	Yahoo!, Inc. *			924,656
				2,114,416
	MEDIA - 1.6%
42,083	Gray Television, Inc. * +			416,622

	MISCELLANEOUS MANUFACTURING - 1.6%
6,170	Ingersoll-Rand PLC +			408,824

	PHARMACEUTICALS - 9.0%
4,405	Allergan PLC * +			1,114,245
1,249	Bayer AG			134,456
4,100	Perrigo Co. PLC			374,699
19,392	Pfizer, Inc. +			715,371
				2,338,771
	REITS - 1.6%
45,985	Winthrop Realty Trust +			420,303

	RETAIL - 3.5%
6,435	Cabela's, Inc. * +			332,239
1,370	Chipotle Mexican Grill, Inc. *			580,866
				913,105
	SOFTWARE - 0.7%
43,550	CDC Corp. * + #			6,968
2,583	CyberArk Software Ltd. *			145,655
815,570	Trident Microsystems, Inc. * #			20,389
				173,012

	TOTAL COMMON STOCK (Cost - $13,130,728)			14,048,378

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 9.5% *
	CHEMICALS - 0.0%
$ 575,000	Momentive Performance Materials, Inc. * #	11.500	12/1/2016	8,625

	COSMETICS/PERSONAL CARE - 1.6%
542,000	Avon Products, Inc.	6.750	3/15/2023	424,792

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 9.5% *
	ENTERTAINMENT - 0.5%
$ 207,756	Chukchansi Economic Development Authority + ***	9.750	5/30/2020	$ 116,344

	FOOD - 3.1%
600,000	J Sainsbury PLC	1.250	11/21/2019	800,310

	OIL & GAS - 0.6%
441,000	Energy XXI Gulf Coast, Inc. ***	11.000	3/15/2020	156,555
31,000	EPL Oil & Gas, Inc.	8.250	2/15/2018	4,650
				161,205
	RETAIL - 3.6%
86,000	Bon-Ton Department Stores, Inc.	10.625	7/15/2017	79,550
500,000	Claire's Stores, Inc. ***	9.000	3/15/2019	280,000
417,000	Gap, Inc.	5.950	4/12/2021	445,154
112,100	Nebraska Book Holdings, Inc. ***	15.000	8/30/2016	113,221
				917,925
	TELECOMMUNICATIONS - 0.1%
27,000	United States Cellular Corp.	6.700	12/15/2033	26,190

	TOTAL CORPORATE BONDS (Cost - $2,463,496)			2,455,391

Shares
	DEBT FUND - 1.3%
12,487	iShares Core US Treasury Bond ETF			328,783
	TOTAL EQUITY FUND (Cost - $322,734)

	EQUITY FUND - 0.4%
10,032	iPath S&P 500 VIX Short-term Futures ETN * +			102,126
	TOTAL EQUITY FUND (Cost - $137,300)

Contracts
	CALL OPTIONS PURCHASED - 0.0% **
86	Humana, Inc.			9,460
	Expiration August 2016, Exercise Price $190.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,013)

	PUT OPTIONS PURCHASED - 0.5% **
24	Allergan PLC			94,560
	Expiration January 2017, Exercise Price $285.00
84	Mead Johnson Nutrition Co.			3,360
	Expiration September 2016, Exercise Price $80.00
163	PayPal Holdings, Inc.			652
	Expiration August 2016, Exercise Price $32.00
170	Powershares QQQ Trust Series 1			4,760
	Expiration August 2016, Exercise Price $108.50
170	SPDR S&P500 ETF Trust			15,810
	Expiration September 2016, Exercise Price $204.00
163	Yahoo!, Inc.			1,141
	Expiration August 2016, Exercise Price $34.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $155,652)			120,283
Shares
	WARRANT - 0.0%
4	General Motors Co.			54
	TOTAL WARRANT (Cost - $67)

	SHORT-TERM INVESTMENT - 19.2%
	MONEY MARKET FUND - 19.2%
4,984,551	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25% + ^			4,984,551
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,984,551)

	TOTAL INVESTMENTS - 85.1% (Cost - $21,238,945) (a)			$ 22,060,287
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $51,234)			(10,873)
	PUT OPTIONS WRITTEN - (0.2) % (Proceeds - $68,594)			(51,161)
	SECURITIES SOLD SHORT - (11.0) % (Proceeds - $2,618,715)			(2,856,535)
	OTHER ASSETS LESS LIABILITIES - 26.2%			6,790,773
	NET ASSETS - 100.0%			$ 25,932,491

Contracts
	CALL OPTIONS WRITTEN - (0.1) % **
24	Allergan PLC			1,620
	Expiration January 2017, Exercise Price $345.00
86	Humana, Inc.			5,590
	Expiration August 2016, Exercise Price $210.00
33	Ingersoll-Rand PLC			3,663
	Expiration September 2016, Exercise Price $67.50
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $51,234)			10,873

	PUT OPTIONS WRITTEN - (0.2) % **
24	Allergan PLC			39,600
	Expiration January 2017, Exercise Price $245.00
33	Ingersoll-Rand PLC			2,112
	Expiration September 2016, Exercise Price $62.50

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Contracts		Value
	PUT OPTIONS WRITTEN (Continued) - (0.2) % **
163	PayPal Holdings, Inc.	$ 652
	Expiration August 2016, Exercise Price $29.00
127	Powershares QQQ Trust Series 1	1,397
	Expiration August 2016, Exercise Price $103.50
170	SPDR S&P500 ETF Trust	5,440
	Expiration September 2016, Exercise Price $191.00
245	Yahoo!, Inc.	1,960
	Expiration August 2016, Exercise Price $30.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $68,594)	51,161

Shares	SECURITIES SOLD SHORT - (11.0) %
	COSMETICS/PERSONAL CARE - (0.1) %
5,947	Avon Products, Inc.	24,204

	FOOD - (2.6) %
37,565	Woolworths Ltd.	668,781

	OIL & GAS - (1.7) %
7,195	Helmerich & Payne, Inc.	445,874

	RETAIL - (2.4) %
23,726	Gap, Inc.	611,894

	SOFTWARE - (0.3) %
1,201	Vmware, Inc. *	87,649

	EQUITY FUND - (3.9) %
4,173	Industrial Select Sector SPDR Fund	242,201
3,544	iShares Russell 2000 ETF	429,143
1,597	SPDR S&P 500 ETF Trust	346,789
		1,018,133

	SECURITIES SOLD SHORT (Proceeds - $2,618,715)	2,856,535

	ETF - Exchange Traded Fund
	ETN - Exchanged Traded Note
	PLC - Public Limited Company
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	Variable rate security; the rate shown represents the rate at July 31, 2016.
+	All or a portion of the security is held as collateral for written options and securities sold short.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	100 shares per contract.
***	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of July 31, 2016, these securities amounted to $666,120 or 2.6% of net assets.
^	Money market fund; interest rate reflects effective yield on July 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,500,402 including options written and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,420,053
	Unrealized depreciation	(778,737)
	Net unrealized appreciation	$ 641,316

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Value
	COMMODITY FUND - 0.5%
5,740	SPDR Gold Shares ETP	$ 740,345
	TOTAL COMMODITY FUND (Cost - $722,247)

	COMMON STOCK - 70.4%
	AEROSPACE/DEFENSE - 0.4%
14,584	Astronics Corp. *	558,130

	AUTO PARTS & EQUIPMENT - 1.7%
4,450	Autoliv, Inc.	470,810
13,055	Gentherm, Inc. *	438,126
23,110	Koito Manufacturing Co. Ltd. ^	1,156,064
44,279	Titan International, Inc. ^	292,684
3,732	WABCO Holdings, Inc. * ^	374,208
		2,731,892
	BANKS - 1.4%
136,846	CenterState Banks, Inc.	2,279,854

	BEVERAGES - 1.3%
47,715	MGP Ingredients, Inc. ^	2,051,745

	BIOTECHNOLOGY - 1.5%
3,560	Alexion Pharmaceuticals, Inc. *	457,816
15,810	Dynavax Technologies Corp. * ^	243,948
43,505	Enzo Biochem, Inc. * ^	303,230
77,975	Harvard Bioscience, Inc. * ^	222,229
3,400	Hugel, Inc. *	1,062,576
		2,289,799
	BUILDING MATERIALS - 4.0%
50,215	Armstrong World Industries, Inc. *	2,132,631
104,519	NCI Building Systems, Inc. *	1,695,298
128,292	Quanex Building Products Corp. ^	2,564,557
		6,392,486
	CHEMICALS - 1.3%
164,190	Ferro Corp. * ^	2,127,902

	COMMERCIAL SERVICES - 1.8%
74,803	CardConnect Corp. *	793,660
1,884	CoStar Group, Inc. * ^	391,684
29,670	INC Research Holdings, Inc. *	1,320,612
26,710	Travelport Worldwide Ltd.	360,318
		2,866,274
	COMPUTERS - 2.5%
3,200	Apple, Inc. ^	333,472
16,310	CANCOM SE ^	843,132
20,186	Lumentum Holdings, Inc. * ^	610,627
33,731	MIRAE Technology Co. Ltd.	316,160
22,074	MTS Systems Corp. ^	1,046,970
991,940	PAX Global Technology Ltd.	819,278
		3,969,639
	DISTRIBUTION/WHOLESALE - 3.8%
33,253	Anixter International, Inc. * ^	2,037,744
6,633	G-III Apparel Group Ltd. * ^	265,519
108,239	LKQ Corp. *	3,722,339
		6,025,602
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
20,750	Zenkoku Hosho Co. Ltd. ^	828,175

	ELECTRONICS - 3.9%
53,340	Hitachi Maxell Ltd. ^	901,595
20,124	IMAX Corp. * ^	635,717
795	MicroVision, Inc. * ^	1,240
38,698	OSI Systems, Inc. * ^	2,301,370
145,527	Stoneridge, Inc. *	2,427,390
		6,267,312
	EGINGEERING & CONSTRUCTION - 2.7%
40,959	Dycom Industries, Inc. *	3,852,194
18,095	MasTec, Inc. * ^	442,423
		4,294,617
	ENTERTAINMENT - 0.8%
10,650	Evolution Gaming Group AB * +	306,895
89,070	Unibet Group PLC ADR ^	909,814
		1,216,709
	ENVIRONMENTAL CONTROL - 1.8%
26,033	Clean Harbors, Inc. *	1,338,617
39,239	Tetra Tech, Inc. ^	1,292,140
2,416	Waste Connections, Inc. ^	179,944
		2,810,701
	FOOD - 2.1%
23,760	Bakkafrost P/F ^	927,152
7,526	John B Sanfilippo & Son, Inc. ^	351,238
20,117	TreeHouse Foods, Inc. *	2,075,873
		3,354,263

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	COMMON STOCK (Continued) - 70.4%
	HEALTHCARE - PRODUCTS - 4.3%
22,506	BioTelemetry, Inc. * ^	$ 428,064
13,992	Cepheid * ^	494,337
15,551	Chembio Diagnostics, Inc. *	107,768
136,389	Invacare Corp. ^	1,571,201
15,920	Repligen Corp. *	455,312
24,550	STERIS PLC	1,741,823
163,934	Trinity Biotech PLC ADR * ^	2,103,273
		6,901,778
	HEALTHCARE - SERVICES - 0.7%
16,788	AAC Holdings, Inc. * ^	380,584
32,550	Ensign Group, Inc. ^	699,825
		1,080,409
	HOME BUILDERS - 2.2%
44,772	Thor Industries, Inc.	3,426,849

	HOME FURNISHINGS - 1.9%
130,210	Select Comfort Corp. * ^	3,106,811

	INTERNET - 1.3%
84,015	Boingo Wireless, Inc. *	769,577
18,558	Perficient, Inc. * ^	412,359
27,987	RingCentral, Inc. * ^	644,541
4,208	TripAdvisor, Inc. * ^	294,434
		2,120,911
	LEISURE TIME - 0.6%
45,537	Callaway Golf Co. ^	487,246
5,510	CTS Eventim AG & Co KGaA	191,904
9,640	Nautilus, Inc. * ^	181,618
		860,768
	MACHINERY-DIVERSIFIED - 0.2%
7,420	Stabilus SA	388,593

	MEDIA - 2.9%
67,150	Media General, Inc. * ^	1,181,168
12,810	Modern Times Group MTG AB	334,775
60,679	Nexstar Broadcasting Group, Inc. ^	3,067,323
		4,583,266
	MINING - 0.2%
118,800	Orocobre Ltd. *	374,038

	MISCELLANEOUS MANUFACTURING - 0.8%
130,141	DIRTT Environmental Solutions *	565,004
60,066	LSB Industries, Inc. * ^	695,564
		1,260,568
	OIL & GAS - 0.5%
39,078	Earthstone Energy, Inc. * ^	392,734
68,974	Synergy Resources Corp. * ^	449,021
		841,755
	PACKAGING & CONTAINERS - 0.9%
18,545	Packaging Corp. of America	1,385,126

	PHARMACEUTICALS - 4.0%
45,680	Amicus Therapeutics, Inc. * ^	306,970
177,428	BioScrip, Inc. * ^	454,216
25,165	BioSpecifics Technologies Corp. * ^	1,019,182
17,860	H Lundbeck A/S * ^	726,661
14,860	Heska Corp. *	632,293
2,332	Neogen Corp. * ^	128,610
32,670	TESARO, Inc. *	3,046,151
		6,314,083
	RETAIL - 2.3%
21,765	Carrols Restaurant Group, Inc. * ^	263,574
3,598	Casey's General Stores, Inc. ^	480,477
4,834	Del Taco Restaurants, Inc. * ^	50,805
6,280	It's Skin Co. Ltd.	414,840
26,272	Mattress Firm Holding Corp. *	783,956
24,475	Party City Holdco, Inc. * ^	392,089
2,851	PVH Corp. ^	288,122
4,467	Ryohin Keikaku Co. Ltd. ^	1,000,765
		3,674,628
	SEMICONDUCTORS - 4.2%
14,820	Cirrus Logic, Inc. *	720,104
26,720	DSP Group, Inc. *	289,378
46,811	FormFactor, Inc. * ^	437,683
10,780	Inphi Corp. * ^	379,240
3,110	Integrated Device Technology, Inc. *	68,389
18,185	Microsemi Corp. * ^	709,215
5,284	Monolithic Power Systems, Inc. ^	384,252
41,605	Silicon Motion Technology Corp. ADR ^	2,150,979
20,946	Tessera Technologies, Inc. ^	673,204
3,610	V Technology Co. Ltd.	476,866
67,765	Xcerra Corp. * ^	413,367
		6,702,677

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	COMMON STOCK (Continued) - 70.4%
	SOFTWARE - 3.6%
9,815	Amber Road, Inc. * ^	$ 86,568
80,053	Brightcove, Inc. *	838,155
38,308	Callidus Software, Inc. * ^	786,463
9,499	Ebix, Inc. ^	506,487
64,854	Five9, Inc. * ^	817,809
30,729	inContact, Inc. * ^	427,133
33,433	Model N, Inc. * ^	431,620
5,441	Proofpoint, Inc. * ^	412,809
23,770	Ubisoft Entertainment * ^	976,660
37,604	Xactly Corp. * ^	467,042
		5,750,746
	STORAGE/WAREHOUSING - 1.4%
69,534	Mobile Mini, Inc.	2,260,550

	TELECOMMUNICATIONS - 2.8%
47,585	A10 Networks, Inc. * ^	372,115
21,273	CalAmp Corp. * ^	302,077
11,896	DigitalGlobe, Inc. * ^	320,716
103,719	Oclaro, Inc. * ^	594,310
134,528	Sierra Wireless, Inc. * ^	2,390,563
1,490	U-Blox AG	378,947
		4,358,728
	TRANSPORTATION - 3.0%
45,290	Aegean Marine Petroleum Network, Inc. ^	295,291
40,190	Golar LNG Partners LP	767,629
37,151	Marten Transport Ltd.	804,319
5,658	Ryder System, Inc. ^	372,862
97,232	Swift Transportation Co. *	1,871,716
26,836	Werner Enterprises, Inc.	674,120
		4,785,937
	TRUCKING & LEASING - 1.1%
4,480	AMERCO ^	1,771,885

	TOTAL COMMON STOCK (Cost $92,904,982)	112,015,206

	PUT OPTIONS PURCHASED - 0.0% **
68	Osiris Therapeutics, Inc.	7,140
	Expiration August 2016, Exercise Price $6.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,123)

	SHORT-TERM INVESTMENTS - 28.9%
	MONEY MARKET FUND - 28.9%
45,918,609	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25% ***	45,918,609
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,918,609)

	TOTAL INVESTMENTS - 99.8% (Cost - $139,551,961) (a)	$ 158,674,160
	SECURITIES SOLD SHORT (22.3) % (Proceeds - $35,095,240)	(35,407,897)
	OTHER ASSETS LESS LIABILITIES - 22.5%	35,746,419
	NET ASSETS - 100.0%	$ 159,012,682

	SECURITIES SOLD SHORT - (22.3) %
	ADVERTISING - (0.2) %
20,090	MDC Partners, Inc.	256,348

	AUTO MANUFACTURERS - (0.1) %
13,685	Wabash National Corp. *	198,159

	BANKS - (0.7) %
4,170	Canadian Imperial Bank of Commerce	317,829
13,085	Home Capital Group, Inc.	279,316
13,750	National Bank of Canada	472,386
		1,069,531
	BIOTECHNOLOGY - (0.3) %
3,664	Exact Sciences Corp. * ^	63,680
10,380	Flex Pharma, Inc. *	123,003
4,440	Puma Biotechnology, Inc. *	221,512
		408,195
	BUILDING MATERIALS - (0.5) %
33,011	Armstrong Flooring, Inc. * ^	657,909
7,220	Cree, Inc. *	206,492
		864,401
	CHEMICALS - (0.8) %
26,634	American Vanguard Corp.	396,314
33,819	Chemours Co.	314,517
37,466	Rayonier Advanced Materials, Inc.	515,907
		1,226,738
	COMMERCIAL SERVICES - (0.8) %
17,141	Cardtronics, Inc. *	754,033
7,778	Monro Muffler Brake, Inc.	487,058
		1,241,091
	COMPUTERS - (0.6) %
11,954	Engility Holdings, Inc. *	347,144
2,020	Ingenico Group SA	221,545
5,342	MAXIMUS, Inc.	314,751
		883,440

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (22.3) %
	DISTRIBUTION/WHOLESALE - (1.0) %
29,600	ITOCHU Corp.	$ 339,091
82,700	Marubeni Corp.	388,815
19,637	Veritiv Corp. *	829,074
		1,556,980
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.3) %
4,080	AMETEK, Inc.	191,882
5,473	Encore Wire Corp.	205,402
		397,284
	ELECTRONICS - (0.1) %
19,789	Control4 Corp. *	172,362

	ENERGY-ALTERNATE SOURCES - (0.2) %
65,705	Sunrun, Inc. *	340,352

	ENGINEERING & CONSTRUCTION - (0.7) %
37,106	Aegion Corp. *	761,415
23,930	JGC Corp.	354,215
		1,115,630
	ENTERTAINMENT - (0.1) %
16,538	Peak Resorts, Inc.	80,705

	FOOD - (1.4) %
16,262	B&G Foods, Inc.	838,957
20,187	Snyder's-Lance, Inc.	691,607
7,440	Whole Foods Market, Inc.	226,771
118,620	Wilmar International Ltd.	273,066
12,730	Woolworths Ltd.	226,636
		2,257,037
	HEALTHCARE PRODUCTS - (0.7) %
37,670	ConforMIS, Inc. *	262,560
17,780	Insulet Corp. *	629,234
9,960	NxStage Medical, Inc. *	220,216
		1,112,010
	HEALTHCARE SERVICES - (0.1) %
4,085	Providence Service Corp. *	197,591

	HOME FURNISHINGS - (0.5) %
7,061	iRobot Corp. *	267,753
5,818	Tempur Sealy International, Inc. *	440,015
		707,768
	INTERNET - (0.5) %
3,298	ePlus, Inc. *	277,395
23,635	FTD Cos., Inc. *	598,202
		875,597
	LEISURE TIME - (0.2) %
11,316	Arctic Cat, Inc.	176,643
789	Polaris Industries, Inc.	77,914
		254,557
	MACHINERY - DIVERSIFIED - (0.8) %
15,393	Chart Industries, Inc. *	462,098
12,858	Columbus McKinnon Corp.	213,314
6,761	Flowserve Corp.	323,514
11,840	Toromont Industries Ltd.	356,638
		1,355,564
	METAL FABRICATE/HARDWARE - (0.3) %
19,089	Advanced Drainage Systems, Inc.	509,867

	MINING - (0.3) %
14,730	US Silica Holdings, Inc.	507,743

	MISCELLANEOUS MANUFACTURING - (1.4) %
25,149	American Railcar Industries, Inc.	1,056,510
4,533	Proto Labs, Inc. *	249,496
10,400	Standex International Corp.	923,520
		2,229,526
	OIL & GAS - (0.4) %
4,190	Chevron Corp.	429,391
24,905	Ensco PLC	228,379
		657,770
	OIL & GAS SERVICES - (1.7) %
44,307	Bristow Group, Inc.	478,959
14,580	CARBO Ceramics, Inc.	205,578
20,674	Natural Gas Services Group, Inc. *	519,124
48,268	RPC, Inc. *	699,403
14,568	SEACOR Holdings, Inc. *	823,383
		2,726,447
	PHARMACEUTICALS - (0.5) %
4,350	Express Scripts Holding Co. *	330,905
59,425	Osiris Therapeutics, Inc.	297,125
5,810	Premier, Inc. *	189,987
		818,017
	REITS - (0.2) %
5,740	Seritage Growth Properties	287,344

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	ECURITIES SOLD SHORT (Continued) - (22.3) %
	RETAIL - (1.8) %
11,190	Bob Evans Farms, Inc.	$ 411,568
4,239	CarMax, Inc. *	246,964
14,262	Hibbett Sports, Inc. *	498,029
11,910	McDonald's Holdings Co. Japan Ltd.	364,806
7,540	Nu Skin Enterprises, Inc.	402,636
2,910	Signet Jewelers Ltd.	255,818
1,866	Tractor Supply Co.	171,019
9,930	Wingstop, Inc.	258,180
14,268	Zumiez, Inc. *	242,271
		2,851,291
	SEMICONDUCTORS - (0.2) %
1,792	IPG Photonics Corp. *	151,048
8,503	NXP Semiconductors NV *	185,450
		336,498
	SOFTWARE - (1.4) %
1,770	Allscripts Healthcare Solutions, Inc. *	250,912
11,217	Computer Programs & Systems, Inc.	444,642
16,276	Inovalon Holdings, Inc. *	303,059
13,771	PROS Holdings, Inc. *	255,865
28,158	Quality Systems, Inc.	345,780
72,867	Tangoe, Inc. *	589,494
		2,189,752
	TELECOMMUNICATIONS - (0.5) %
19,385	NeuStar, Inc. *	488,308
20,739	Spok Holdings, Inc.	383,257
		871,565
	TRANSPORTATION - (0.3) %
2,822	Union Pacific Corp.	262,587
12,999	USA Truck, Inc. *	250,621
		513,208
	EQUITY FUNDS - (2.7) %
590	Direxion Daily Semiconductors Bear 3x Shares *	11,794
4,664	Direxion Daily Small Cap Bull 3x Shares *	346,768
9,483	iPath S&P 500 VIX Short-Term Futures ETN *	96,537
23,473	iShares MSCI Australia ETF	490,351
8,920	iShares MSCI South Korea Capped ETF	496,487
7,553	iShares North American Tech-Software ETF	832,869
7,217	iShares Russell 2000 ETF	873,907
5,846	iShares Russell 2000 Growth ETF	850,476
6,779	SPDR S&P Semiconductor ETF	338,340
		4,337,529

	TOTAL SECURITIES SOLD SHORT (Proceeds - $35,095,240)	35,407,897

	ADR - American Depositary Receipt
	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	LP - Limited Partnership
	MSCI - Morgan Stanley Capital International
	PLC - Public Limited Company
^	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
+	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of July 31, 2016, these securities amounted to $306,895 or 0.2% of net assets.
**	100 shares per contract.
***	Money market fund; interest rate reflects effective yield on July 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,256,352 including securities sold
	short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 22,126,600
	Unrealized depreciation	(5,116,689)
	Net unrealized appreciation	$ 17,009,911

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.6%
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	107,000	$ 123,831	1.146%	3/24/2025	$ 22,506
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	52,000	60,393	1.146%	3/26/2025	10,724
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	8,000	8,932	1.146%	3/26/2025	2,010
Goldman Sachs International	Egis Technology, Inc.	TWD	43,000	215,741	1.146%	6/24/2026	40,620
Goldman Sachs International	Egis Technology, Inc.	TWD	28,000	129,364	1.146%	7/8/2026	37,569
Goldman Sachs International	Egis Technology, Inc.	TWD	29,000	164,310	1.146%	7/17/2026	8,584
Goldman Sachs International	Eicher Motors Ltd.	USD	240	64,240	1.396%	2/5/2025	16,223
Goldman Sachs International	Eicher Motors Ltd.	USD	140	36,167	1.396%	3/7/2025	10,770
Goldman Sachs International	Eicher Motors Ltd.	USD	200	51,456	1.396%	4/3/2025	15,596
Goldman Sachs International	Eicher Motors Ltd.	USD	220	54,310	1.396%	12/10/2025	19,448
Goldman Sachs International	Iron Force Industrial Co. Ltd.	TWD	31,000	193,284	1.147%	5/20/2026	20,640
Goldman Sachs International	Taiwan Paiho Ltd.	USD	235,000	454,602	1.146%	1/15/2025	266,144
Goldman Sachs International	Taiwan Paiho Ltd.	USD	4,000	6,648	1.146%	2/5/2025	5,620
Goldman Sachs International	Taiwan Paiho Ltd.	USD	15,000	33,585	1.146%	7/11/2025	12,420
Goldman Sachs International	Taiwan Paiho Ltd.	USD	50,000	100,221	1.146%	7/30/2025	53,129
Goldman Sachs International	Taiwan Paiho Ltd.	USD	11,000	24,850	1.146%	11/14/2025	8,887
Goldman Sachs International	Taiwan Paiho Ltd.	USD	29,000	63,650	1.146%	12/24/2025	25,293
Goldman Sachs International	Taiwan Paiho Ltd.	USD	42,000	126,682	1.146%	7/23/2026	2,132
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	43,000	213,269	1.146%	7/25/2025	368,085
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	7,000	37,591	1.085%	2/25/2026	57,048
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	13,000	160,383	1.085%	5/13/2026	15,375
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	7,000	78,652	1.085%	5/15/2026	15,987
Goldman Sachs International	Vectura Group PLC	GBP	170,150	290,838	1.090%	3/17/2025	(50,008)
Goldman Sachs International	Vectura Group PLC	GBP	32,200	49,546	1.090%	4/3/2025	(2,250)
Goldman Sachs International	Vectura Group PLC	GBP	23,723	35,630	1.090%	4/14/2025	(407)
Goldman Sachs International	Vectura Group PLC	GBP	12,227	18,501	1.090%	4/16/2025	(392)
Goldman Sachs International	Vectura Group PLC	GBP	15,000	22,951	1.090%	4/16/2025	(819)
Goldman Sachs International	Vectura Group PLC	GBP	12,180	21,907	1.090%	5/2/2025	(4,688)
Goldman Sachs International	Vectura Group PLC	GBP	31,200	49,237	1.090%	7/23/2026	(3,694)
Goldman Sachs International	Voltronic Power Technology Corp.	USD	9,000	90,995	1.146%	10/14/2025	4,395
Goldman Sachs International	Voltronic Power Technology Corp.	USD	14,000	230,562	1.146%	10/16/2025	39,710
Goldman Sachs International	Voltronic Power Technology Corp.	USD	3,000	46,766	1.146%	10/31/2025	929
				$ 3,259,094			$ 1,017,586

	SHORT TOTAL RETURN SWAP CONTRACTS - (0.2) %
Goldman Sachs International	AU Optronics Corp.	TWD	704,000	$ 277,866	(0.360)%	7/29/2026	$ (7,453)
Goldman Sachs International	Beijing Enterprises Water Group Ltd.	HKD	364,000	1,439,041	(1.675)%	2/6/2026	(35,485)
Goldman Sachs International	BTG PLC	GBP	30,440	193,977	0.003%	4/28/2025	(12,037)
Goldman Sachs International	BTG PLC	GBP	10,520	75,306	0.003%	5/22/2025	6,827
Goldman Sachs International	Commonwealth Bank of Australia	AUD	6,700	474,922	1.300%	3/5/2026	(32,947)
Goldman Sachs International	Commonwealth Bank of Australia	AUD	2,480	184,827	1.300%	3/6/2026	(5,324)
Goldman Sachs International	Metcash Ltd.	AUD	131,700	174,593	0.250%	3/13/2025	(83,563)
Goldman Sachs International	Metcash Ltd.	AUD	110,300	148,276	0.250%	4/28/2025	(68,423)
Goldman Sachs International	Metcash Ltd.	AUD	25,500	45,485	0.250%	3/18/2026	(7,297)
Goldman Sachs International	Sirius Minerals PLC	GBP	227,500	40,999	(12.297)%	5/15/2026	(26,386)
Goldman Sachs International	Sirius Minerals PLC	GBP	297,000	57,878	(12.297)%	6/11/2026	(28,662)
Goldman Sachs International	Sirius Minerals PLC	GBP	20,000	3,833	(12.297)%	6/12/2026	(2,015)
Goldman Sachs International	Sirius Minerals PLC	GBP	39,000	7,360	(12.297)%	7/1/2026	(4,083)
Goldman Sachs International	Sirius Minerals PLC	GBP	15,200	2,885	(12.297)%	7/1/2026	(1,569)
Goldman Sachs International	Sirius Minerals PLC	GBP	15,000	3,328	(12.297)%	7/15/2026	(910)
Goldman Sachs International	Tesco PLC	GBP	13,350	25,918	0.003%	11/14/2024	6,767
Goldman Sachs International	Tesco PLC	GBP	34,200	57,279	0.003%	11/14/2024	5,218
Goldman Sachs International	Tesco PLC	GBP	9,530	23,148	0.003%	3/6/2025	11,004
Goldman Sachs International	Tesco PLC	GBP	25,500	57,268	0.003%	4/25/2025	23,237
Goldman Sachs International	Tesco PLC	GBP	3,280	5,171	0.003%	5/13/2026	72
Goldman Sachs International	Woolworths Ltd.	AUD	2,550	55,045	1.300%	4/28/2025	(3,572)
Goldman Sachs International	Woolworths Ltd.	AUD	910	19,352	1.300%	8/26/2025	(1,268)
Goldman Sachs International	Woolworths Ltd.	AUD	6,850	160,871	1.300%	1/30/2026	209
Goldman Sachs International	Zoomlion Heavy Industry Science & Technology Co.	HKD	804,600	1,850,294	(9.925)%	5/14/2026	(34,249)
Goldman Sachs International	Zoomlion Heavy Industry Science & Technology Co.	HKD	672,000	1,581,586	(9.925)%	7/22/2026	(23,937)
				$ 6,966,508			$ (325,846)
AUD - Australian Dollar
GBP - British Pound
HKD - Hong Kong Dollar
TWD - Taiwan Dollar
USD - U.S. Dollar

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the trust, review minutes of such meetings and report to the board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 920,714	$ -	$ -	$ 920,714
Long Futures Contracts	75,446	-	-	75,446
Money Market Funds	84,822,189	-	-	84,822,189
Short Futures Contracts	464,393	-	-	464,393
Total	$ 86,282,742	$ -	$ -	$ 86,282,742
Liabilities *
Forward Currency Contracts	$ -	$ 408,967	$ -	$ 408,967
Securities Sold Short	89,242	-	-	89,242
Total	$ 89,242	$ 408,967	$ -	$ 498,209

Balter European L/S Small Cap Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,381,032	$ -	$ -	$ 2,381,032
Money Market Funds	12,616,614	-	-	12,616,614
Short Total Return Swap Contracts	-	48,068	-	48,068
Warrant	651	-	-	651
Total	$ 14,998,297	$ 48,068	$ -	$ 15,046,365
Liabilities**
Securities Sold Short	$ 110,773	$ -	$ -	$ 110,773
Long Total Return Swaps	-	214,568	-	214,568
Total	$ 110,773	$ 214,568	$ -	$ 325,341

Balter Event Driven Fund
Assets **	Level 1	Level 2	Level 3	Total
Bank Debt	$ -	$ 11,261	$ -	$ 11,261
Common Stock	13,905,606	104,320	38,452	14,048,378
Corporate Bonds	-	2,455,391	-	2,455,391
Call Options Purchased	9,460	-	-	9,460
Put Options Purchased	120,283	-	-	120,283
Exchange Traded Fund	328,783	-	-	328,783
Exchange Traded Note	102,126	-	-	102,126
Money Market Funds	4,984,551	-	-	4,984,551
Warrant	54	-	-	54
Total	$ 19,450,863	$ 2,570,972	$ 38,452	$ 22,060,287
Liabilities**
Call Options Written	$ 10,873	$ -	$ -	$ 10,873
Put Options Written	51,161	-	-	51,161
Securities Sold Short	2,856,535	-	-	2,856,535
Total	$ 2,918,569	$ -	$ -	$ 2,918,569

Balter L/S Small Cap Equity Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 112,015,206	$ -	$ -	$ 112,015,206
Commodity Fund	740,345	-	-	740,345
Put Options Purchased	7,140	-	-	7,140
Money Market Funds	45,918,609	-	-	45,918,609
Long Total Return Swap Contracts	-	1,017,586	-	1,017,586
Total	$ 158,681,300	$ 1,017,586	$ -	$ 159,698,886
Liabilities**
Securities Sold Short	$ 35,407,897	$ -	$ -	$ 35,407,897
Short Total Return Swap Contracts	-	325,846	-	325,846
Total	$ 35,407,897	$ 325,846	$ -	$ 35,733,743
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Balter Event Driven Fund	Point Blank Solutions, Inc.	CDC Corp.	Trident Microsystems, Inc.	Momentive Performance Materials, Inc.	Total
Beginning Balance 4/30/16	$ 2,470	$ 6,968	$ 20,389	$ 8,625	$ 38,452
Total realized gain (loss)	-	-	-	-	-
Change in Appreciation (Depreciation)	-	-	-	-	-
Cost of Purchases	-	-	-	-	-
Proceeds from Sales	-	-	-	-	-
Accrued Interest	-	-	-	-	-
Net transfers in/out of level 3	-	-	-	-	-
Ending Balance 7/31/16	$ 2,470	$ 6,968	$ 20,389	$ 8,625	$ 38,452
The significant unobservable inputs used in the fair value measurement of the Balter Event Driven Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any contingencies that could dilute the value of the investment and (3) review of any liquidation distributions for each investment. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Global Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of the Fund's Total Net
	Inception Date of SPC	July 31, 2016	Assets at July 31, 2016
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$ 3,938,691	3.16%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Underlying Investment in other Investment Companies - The Funds currently invest a portion of their assets in the Fidelity Institutional Money Market Funds - Government Portfolio the "Fidelity Fund". The Funds may redeem their investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The Fidelity Fund normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds' financial statements. As of July 31, 2016 the percentage of the Funds' net assets invested in the Fidelity Fund was 28.9% and 52.6% for the Balter Long/Short Equity Fund and the Balter European L/S Small Cap Fund, respectively.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of July 31, 2016 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized appreciation/(depreciation) on derivatives
	Commodity Contracts	Currency	Equity	Interest Rate Contracts	Total Value at July 31, 2016
Futures	$ 507,167	$ (16,763)	$ 42,255	$ 7,180	$ 539,839
Forward Currency Contracts	-	(408,967)	-	-	(408,967)
Total	$ 507,167	$ (425,730)	$ 42,255	$ 7,180	$ 130,872

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2016
Swaps	$ (166,500)	$ (166,500)
Total	$ (166,500)	$ (166,500)

Balter Event Driven Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Interest Rate	Total Value at July 31, 2016
Purchased Options	$ (60,922)	$ -	$ (60,922)
Written Options	57,794	-	57,794
Total	$ (3,128)	$ -	$ (3,128)

Balter L/S Small Cap Equity Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2016
Purchased Options	$ 1,017	$ 1,017
Swaps	691,740	691,740
Total	$ 692,757	$ 692,757

Transactions in option contracts written during the period ended July 31, 2016 we as follows:

Balter Discretionary Global Macro Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	964	$ 409,202
Options Written	27,959,581	4,427,690
Options Closed	(27,959,737)	(4,409,212)
Options Exercised	-	-
Options Expired	(808)	(427,680)
Outstanding at the end of the period	-	$ -

Balter Event Driven Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	-	$ -
Options Written	7,860	688,825
Options Closed	(2,560)	(292,112)
Options Exercised	(294)	(16,546)
Options Expired	(4,101)	(260,339)
Outstanding at the end of the period	905	$ 119,828

Balter L/S Small Cap Equity Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	-	$ -
Options Written	5,793	792,428
Options Closed	(5,534)	(772,589)
Options Exercised	-	-
Options Expired	(259)	(19,839)
Outstanding at the end of the period	-	$ -

The notional value of the derivative instruments outstanding as of July 31, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/28/16